Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

10. Segment Reporting

We operate in two segments, urgent and primary care and ancillary network. We evaluate performance based on several factors, of which the primary financial measure for each segment is operating income. We define segment income for our business segments as income before interest expense, gain or loss on disposal of assets, income taxes, depreciation expense, non-cash amortization of intangible assets, intangible asset impairment, non-cash stock-based compensation expense, shared service expenses, severance charges and any non-recurring costs. Shared services primarily consist of compensation costs for the executive management team, facilities’ costs for our corporate headquarters, support services such as finance and accounting, human resources, legal, marketing and information technology and general administration. Shared services also include transactional costs.
The following tables set forth a comparison of operations for the following periods presented for our two lines of business and shared services (certain prior year amounts have been reclassified for comparability purposes).
Consolidated statements of operations by segment for the respective periods are as follows:

	Three months ended June 30,
	2015				2014
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$2,354	$5,604	$—	$7,958	$474	$5,497	$—	$5,971
Total segment income (loss)	(795)	340	(1,610)	(2,065)	71	242	(1,300)	(987)
Additional Segment Disclosures:
Interest expense	70	—	23	93	13	—	—	13
Gain on warrant liability, net of deferred loan fees amortization	(568)	—	(189)	(757)	—	—	—	—
Depreciation and amortization expense	151	141	—	292	41	174	—	215
Income tax expense	—	—	—	—	—	4	—	4
Total asset expenditures	19	—	29	48	—	85	—	85

	Six months ended June 30,
	2015				2014
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$5,026	$11,347	$—	$16,373	$474	$10,505	$—	$10,979
Total segment income (loss)	(1,245)	450	(3,638)	(4,433)	71	75	(2,215)	(2,069)
Additional Segment Disclosures:
Interest expense	132	—	44	176	13	—	—	13
Gain on warrant liability, net of deferred loan fees amortization	(291)	—	(97)	(388)	(4)	—	—	(4)
Depreciation and amortization expense	300	283	—	583	41	352	—	393
Income tax expense	—	6	—	6	—	1	—	1
Total asset expenditures	19	—	119	138	—	196	—	196
The following provides a reconciliation of reportable segment operating income (loss) to the Company’s consolidated totals:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Total segment loss	$(2,065)	$(987)	$(4,433)	$(2,069)
Less:
Severance charges	346	—	346	108
Ancillary network prepaid write-off	487	—	487	—
Depreciation and amortization expense	292	215	583	393
Non-cash stock-based compensation expense	256	123	403	197
Intangible asset impairment	520	—	520	—
Non-recurring professional fees	37	—	450	—
Operating loss	(4,003)	(1,325)	(7,222)	(2,767)
Bank interest expense	93	13	176	13
Gain on warrant liability, net of deferred loan fees amortization	(757)	—	(388)	(4)
Loss before income taxes	$(3,339)	$(1,338)	$(7,010)	$(2,776)
Segment assets include accounts receivable, prepaid expenses and other current assets, property and equipment, and intangibles. Shared services assets consist of cash and cash equivalents, prepaid insurance, deferred income taxes and property and equipment primarily related to information technology assets. Consolidated assets, by segment and shared services, as of the periods presented are as follows:

	Urgent and Primary Care	Ancillary Network	Shared Services	Consolidated
June 30, 2015	$12,137	$4,515	$1,117	$17,769
December 31, 2014	11,958	5,202	3,945	21,105

17. Segment Reporting

We evaluate performance based on several factors, of which the primary financial measure for each segment is operating income. We define segment operating income for our business segments as income before interest expense, gain or loss on disposal of assets, income taxes, depreciation expense, non-cash amortization of intangible assets, non-cash stock-based compensation expense, shared services, severance charges and any non-recurring costs such as transactional costs related to our acquisition program. Shared services primarily consist of compensation costs for the executive management team, facilities’ costs for our corporate headquarters, shared services such as finance and accounting, human resources, legal, marketing and information technology and general administration. Shared services also includes transactional costs.
The following tables set forth a comparison of operations for the following periods presented for our two lines of business and shared services (certain prior year amounts have been reclassified for comparability purposes).
Consolidated statements of operations by segment for the respective years ended December 31, are as follows:

	2014				2013
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$3,906	$23,146	$—	$27,052	$—	$26,751	$—	$26,751
Total segment operating income (loss)	(80)	1,353	(5,360)	(4,087)	—	1,096	(3,535)	(2,439)
Additional Segment Disclosures:
Interest expense, including loan fee amortization	658	—	—	658	—	—	—	—
Depreciation and amortization expense	222	644	—	866	—	795	—	795
Income tax expense (benefit)	(145)	215	—	70	—	25	—	25
Total asset expenditures	347	429	40	816	—	315	—	315
The following provides a reconciliation of reportable segment operating income (loss) to the Company’s consolidated totals:

	2014	2013
Total segment operating loss	$(4,087)	$(2,439)
Less (add):
Severance charges	108	199
Non-recurring transaction costs	333	50
Depreciation and amortization expense	866	795
Non-cash stock-based compensation expense	592	299
Other	166	—
Operating loss	(6,152)	(3,782)
Interest expense	658	—
(Gain)/loss on disposal of assets	(108)	5
Interest income	(9)	(27)
Loss before income taxes	$(6,693)	$(3,760)
Segment assets include accounts receivable, prepaid expenses and other current assets, property and equipment, and intangibles. Shared services assets consist of cash and cash equivalents, prepaid insurance, deferred income taxes and property and equipment primarily related to information technology assets. Consolidated assets, by segment and shared services, as of the periods presented are as follows:

	Urgent and Primary Care	Ancillary Network	Shared Services	Consolidated
December 31, 2014	$11,958	$5,202	$3,945	$21,105
December 31, 2013	—	4,404	6,625	11,029